Angel Oak Mortgage Trust I, LLC ABS-15G

 Exhibit 99.20

Conditions Report XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2026040953	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	XXX: Credit score exceeds guidelines
- XXX Comments:  Guidelines require min score of XXX. Mid fico score XXX.

XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Guidelines specify reserves required for XXX months ($XXX). Total reserves verified in the amount of $XXX (XXX months).

2026040940	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	XXX: Verified cash reserves exceed guidelines
- XXX Comments:  XXX months reserves exceeds minimum reserve requirement by more than XXX months

XXX: Positive mortgage payment history
- XXX Comments:  Multiple mortgages listed on the credit report with XXX lates listed on the credit report.

2026040722	XXX	XXX	(No Data)	ATR/QM: Exempt	C	B	C	A	C	B	N/A	N/A	C	B	C	A	C	B	N/A	N/A	Credit	Terms/Guidelines	Satisfied	C	A	C	A	XXX	Loan documents do not meet guideline requirements	No	The seller must supply their DSCR calculated ratio/score results per the guidelines, but this was not located in the file.	(No Data)	Document provided to cure.	(No Data)	Not Applicable	XXX: Minimal use of credit - XXX Comments: Credit Utilization is .XXX%.
2026040722	XXX	XXX	(No Data)	ATR/QM: Exempt	C	B	C	A	C	B	N/A	N/A	C	B	C	A	C	B	N/A	N/A	Credit	Terms/Guidelines	Satisfied	C	A	C	A	XXX	XXX does not meet guidelines	No	The personal guaranty agreement was not located in the file.	(No Data)	Received personal guaranty to cure.	(No Data)	Not Applicable	XXX: Minimal use of credit - XXX Comments: Credit Utilization is .XXX%.
2026040722	XXX	XXX	(No Data)	ATR/QM: Exempt	C	B	C	A	C	B	N/A	N/A	C	B	C	A	C	B	N/A	N/A	Property Valuations	Appraisal	Waived	C	B	C	B	XXX	Appraisal Deficiency	No	The guidelines indicate all appraisals must be ordered through an XXX. If they are not an XXX compliant appraisal can be reviewed on an exception basis. The appraisal is\n file shows "XXX", but there was not an exception appraisal in file.	(No Data)	Received exception request and approval	(No Data)	Not Applicable	XXX: Minimal use of credit - XXX Comments: Credit Utilization is .XXX%.
2026040834	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	Property Valuations	Property	Satisfied	D	A	D	A	XXX	Legal Nonconforming w/out Rebuild Letter	No	Subject is zoned Legal Nonconforming (Grandfathered Use). Missing appraiser comment ok to rebuild if destroyed.	Received updated appraisal ok to rebuild	Satisfied.	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines - XXX Comments: XXX months of cash reserves.